Average Annual Total Returns - International Small Company Fund	Institutional Class 1 Year	Institutional Class 5 Years	Institutional Class Life of Fund	Institutional Class Inception Date	Institutional Class Return After Taxes on Distributions 1 Year	Institutional Class Return After Taxes on Distributions 5 Years	Institutional Class Return After Taxes on Distributions Life of Fund	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares Life of Fund	Class R-6 1 Year	Class R-6 5 Years	Class R-6 Life of Fund	MSCI World Ex USA Small Cap Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes) 1 Year	MSCI World Ex USA Small Cap Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes) 5 Years	MSCI World Ex USA Small Cap Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes) Life of Fund
Total	5.59%	7.98%	5.76%	Jun. 11, 2014	5.40%	6.95%	4.90%	3.64%	6.05%	4.33%	5.73%	8.02%	5.72%	12.75%	9.63%	8.93%